Depreciation and amortisation (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure Of Schedule Of Depreciation And Amortisation Expense

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Depreciation of property, plant and equipment (refer note 5)	10,615	9,865	8,187
Amortisation of intangible assets (refer note 6)	1,166	1,145	1,118
Depreciation of right of use assets (refer note 7)	245	230	191

Tota l	12,026	11,240	9,496